UNITED STATES                   OMB APPROVAL
        SECURITIES AND EXCHANGE COMMISSION      OMB Number:  3235-0456
           Washington, D.C.  20549              Expires:  August 31, 2000
                                                Estimated average burden
                FORM 24F-2                      hours per response.......1
        Annual Notice of Securities Sold
            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

                The Merger Fund
                100 Summit Lake Drive
                Valhalla, NY  10595


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): Not Applicable





3. Investment Company Act File Number:
                                        811-3445

   Securities Act File Number:
                                        2-76969

4(a). Last day of fiscal year for which this Form is filed:

                                        September 30, 1997


4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
      Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.



SEC 2393 (9-97)

5.  Calculation of registration fee:

  (i)  Aggregate sale price of securities sold during the
       fiscal year pursuant to section 24(f):                 $ 157,794,155

 (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 199,238,027

(iii)  Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:                  $

 (iv)  Total available redemption credits [add Items 5(ii)
       and 5(iii)]:                                         $  199,238,027


  (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:                $            0

 (vi)  Redemption credits available for use in future years $(41,443,872)
       - if Item 5(i) is less than Item 5(iv) [subtract Item
       5(iv) from Item 5(i)]:


(vii)  Multiplier for determining registration fee (See
       Instruction C.9):                                    X       0.0303%

(viii) Registration fee due [multiply Item 5(v) by Item
       5(vii)]  (enter "0" if no fee is due):               =$           0

6.  Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted
here:         .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state that number here :                     .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                     =$      0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

                        Wire Transfer

                        Mail or other means


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mary S. Kraft

                                        Mary S. Kraft, Assistant Secretary

Date  11/25/97

* Please print the name and title of the signing officer below the signature.